Cover	Jan. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 27, 2026
Entity Registrant Name	Central Bancompany, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	001-42965
Entity Tax Identification Number	43-0959114
Entity Address, City or Town	Jefferson City
Entity Address, Address Line One	238 Madison Street
Entity Address, Postal Zip Code	65101
Entity Address, State or Province	MO
Local Phone Number	634-1111
City Area Code	573
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	CBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002065601